GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Future Amortization Expense of Intangible Assets) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Amortization Expense, 2011	$ 616
Estimated Amortization Expense, 2012	557
Estimated Amortization Expense, 2013	537
Estimated Amortization Expense, 2014	512
Estimated Amortization Expense, 2015	$ 494